Other Expenses - Schedule of Other Expenses (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Other Expenses [Line Items]
Total		$ 5,855,395	$ 3,094,999	$ 15,823,818	$ 6,434,126
User acquisition and retention expenses [Member]
Schedule of Other Expenses [Line Items]
Total	[1]	5,302,105	2,819,324	14,368,065	5,835,644
Other [Member]
Schedule of Other Expenses [Line Items]
Total		$ 553,290	$ 275,675	$ 1,455,753	$ 598,482

[1]	Relates to promotional subsidies extended to platform users, which we classify as a user acquisition and retention expense.